Schedule of Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Shares
Outstanding, beginning of year	32,330
Granted	1,200
Exercised
Forfeited or expired	(3,350)
Outstanding, end of year	30,180
Exercisable, end of year	13,530
Weighted-Average Exercise Price
Outstanding, beginning of year	$ 19.36
Granted	$ 3.26
Exercised
Forfeited or expired	$ 18.74
Outstanding, end of year	$ 18.78
Exercisable, end of year	$ 20.42
Weighted-Average Remaining Contractual Term
Outstanding, end of year	4 years 2 months 12 days
Exercisable, end of year	2 years 10 months 28 days
Aggregate Intrinsic Value
Outstanding, end of year